Segmental information - Reconciliation of underlying earnings to net earnings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Exchange and derivative gains/(losses), pre-tax [abstract]
Underlying earnings, pre-tax	$ 12,044
Foreign exchange gains on external net cash, intragroup balances and derivatives, pre-tax	383
Losses on currency and interest rate derivatives not qualifying for hedge accounting, pre-tax	(194)
Gains/(Losses) on embedded commodity derivatives not qualifying for hedge accounting, pre-tax	9
Gains recognised by Kitimat relating to LNG Canada's project, pre-tax	116	$ 0
Losses from movements to closure estimates (non-operating and fully impaired sites), pre-tax	(43)
Items excluded from underlying earnings pre-tax	271
Profit before taxation	12,315	18,049
Exchange and derivative gains/(losses), tax [abstract]
Underlying earnings, tax	(2,918)
Foreign exchange gains on external net cash, intragroup balances and derivatives, tax	(15)
Losses on currency and interest rate derivatives not qualifying for hedge accounting, tax	42
Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting, tax	(4)
Gains recognised by Kitimat relating to LNG Canada's project, tax	(9)
Losses from movements to closure estimates (non-operating and fully impaired sites, tax	2
Total excluded from underlying earnings, tax	16
Taxation	(2,902)	(4,981)
Exchange and derivative gains/(losses), non-controlling interests [abstract]
Underlying earnings attributable to noncontrolling interests	(499)
Foreign exchange gains on external net cash, intragroup balances and derivatives, noncontrolling interests	0
Losses on currency and interest rate derivatives not qualifying for hedge accounting, noncontrolling interests	(2)
Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting, noncontrolling interests	(4)
Gains recognised by Kitimat relating to LNG Canada's project, noncontrolling interests	0
Losses from movements to closure estimates (non-operating and fully impaired sites, noncontrolling interests	0
Total excluded from underlying earnings, noncontrolling interests	(6)
Profit (loss), attributable to non-controlling interests	(505)	(755)
Exchange and derivative gains/(losses), net [abstract]
Underlying earnings, net	8,627	12,166
Foreign exchange gains on external net cash, intragroup balances and derivatives, net	368	347
Losses on currency and interest rate derivatives not qualifying for hedge accounting, net	(154)	(45)
Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting, net	1	(22)
Gains recognised by Kitimat relating to LNG Canada's project, net	107	0
Losses from movements to closure estimates (non-operating and fully impaired sites, net	(41)	(133)
Total excluded from underlying earnings, net	281	147
Net earnings, attributable to owners of Rio Tinto	8,908	12,313
Net foreign exchange gain	508	351
Net foreign exchange loss	$ (140)	$ (4)